Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid insurance	$ 8,418	$ 8,157
Prepaid marketing and advertising costs	6,817	2,500
Deferred offering costs		3,665
Other	4,378	3,495
Total prepaid expenses and other current assets	$ 19,613	$ 17,817